(Wells Fargo Advantage Asia Pacific Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 19 and 21 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA International Equity Funds - Retail (A, C)) (Wells Fargo Advantage Asia Pacific Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA International Equity Funds - Retail (A, C)) (Wells Fargo Advantage Asia Pacific Fund)		Class A	Class C
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.63%	0.63%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.75%	2.50%
Fee Waivers		0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.62%	2.37%
[1]	The Adviser has committed through February 28, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Asia Pacific Fund) (WFA International Equity Funds - Retail (A, C)) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	730	1,082	1,458	2,509
Class C	340	766	1,319	2,826

Expense Example, No Redemption (Wells Fargo Advantage Asia Pacific Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA International Equity Funds - Retail (A, C))	240	766	1,319	2,826

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use participation notes.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:  2nd Quarter 2009   +25.66%

Lowest Quarter:   3rd Quarter 2008   -27.80%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Asia Pacific Fund) (WFA International Equity Funds - Retail (A, C))	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 31, 2007	(20.81%)	(4.09%)	8.52%
Class A (after taxes on distributions)	Jul. 31, 2007	(20.81%)	(5.23%)	6.85%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 2007	(13.53%)	(3.86%)	6.74%
Class C	Jul. 31, 2007	(17.51%)	(3.69%)	8.42%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		(15.11%)	(1.90%)	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage Emerging Markets Equity Income Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 19 and 21 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA International Equity Funds - Retail (A, C)) (Wells Fargo Advantage Emerging Markets Equity Income Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA International Equity Funds - Retail (A, C)) (Wells Fargo Advantage Emerging Markets Equity Income Fund)		Class A	Class C
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses	[1]	0.80%	0.80%
Total Annual Fund Operating Expenses		1.90%	2.65%
Fee Waivers		0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.65%	2.40%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Income Fund) (WFA International Equity Funds - Retail (A, C)) (USD $)	1 Year	3 Years
Class A	733	1,091
Class C	343	801

Expense Example, No Redemption (Wells Fargo Advantage Emerging Markets Equity Income Fund) (USD $)	1 Year	3 Years
Class C (WFA International Equity Funds - Retail (A, C))	243	801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet completed a fiscal period, the portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

  across all market capitalizations.

We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets Index and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund has not been in operation for a full calendar year, no performance information is available.